DERIVATIVE LIABILITIES	12 Months Ended
Sep. 30, 2019
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

9.           DERIVATIVE LIABILITIES

Broker Warrants Denominated in Foreign Currency

In accordance with IFRS, an obligation to issue shares for a price that is not fixed in the Company’s functional currency, and that does not qualify as a rights offering, must be classified as a derivative liability and measured at fair value with changes recognized in the statement of loss and comprehensive loss as they arise. The derivative liability was designated as a financial liability carried at fair value through profit and loss.

In April 2014, in connection with the issuance of a convertible debenture for $1,000,000, the Company issued 1,250 broker warrants valued at $14,935  (C$16,394), each exercisable into one common share at a price of C$40.00 for a period of five years.

As at September 30, 2019, the derivative liability had a fair value of $nil (2018 - $nil). The Company has recorded the resulting change in fair value of $nil (2018 - $206) in the statement of loss and comprehensive loss. These warrants expired unexercised during the year ended September 30, 2019.

2016 Warrants

In January 2016, the Company completed a private placement of 227,273 units of the Company at $66.00 per unit (“Unit”) for gross proceeds of $14,999,992. Each Unit consisted of one common share of the Company, one 7‑year cash and cashless exercise warrant (the “7‑Year Warrants”), and one half of one 2-year cash exercise warrant (the “2‑Year Warrants”). The 7‑Year Warrants and 2‑Year Warrants have an exercise price of $66.00 per common share (collectively, the “2016 Warrants”). The holders of the 7‑Year Warrants may elect, in lieu of exercising the 7-Year Warrants for cash, a cashless exercise option, in whole or in part, to receive common shares equal to the fair value of the 7‑Year Warrants based on the number of 7‑Year Warrants to be exercised multiplied by a ten-day weighted average market price less the exercise price with the difference divided by the weighted average market price. If a warrant holder exercises this option, there will be variability in the number of shares issued per 7‑Year Warrant.

Additionally, the 2016 Warrants contain provisions which may require the Company to redeem the 2016 Warrants, at the option of the holder, in the event of a major transaction, such as a change of control or sale of the Company’s assets (“Major Transaction”). The redemption value would be subject to a Black-Scholes valuation at the time of exercise. In the event the consideration for a Major Transaction payable to the common shareholders is in cash, in whole or in part, the redemption of the 2016 Warrants would be made in cash pro-rata to the composition of the consideration. The potential for a cash settlement for the 2016 Warrants, in accordance with IFRS, requires the 2016 Warrants to be treated as financial liabilities measured at fair value through profit or loss.

The 2016 Warrants are not traded in an active market. A liquidity discount of 20% has been applied to the per warrant fair value to account for the lack of marketability of the instruments. On January 13, 2018, the 2‑Year Warrants expired unexercised. As at September 30, 2019, the 7‑Year Warrants derivative liability had a fair value of $16,521 (2018 - $17,679). The Company has recorded the resulting change in fair value of $1,159 (2018 - $142,583) in the statement of loss and comprehensive loss.

SVB Warrants

In connection with the $8,000,000 draw on the SVB Term Loan (Note 8), the Company granted an aggregate of 7,477 warrants to SVB (the “SVB Warrants”), exercisable at a price of $42.80 per share for a period of seven years until November 18, 2023. The holders of the SVB Warrants may elect, in lieu of exercising the SVB Warrants for cash, a cashless exercise option, in whole or in part, to receive common shares equal to the fair value of the SVB Warrants based on the number of SVB Warrants to be exercised multiplied by a five-day weighted average market price less the exercise price with the difference divided by the weighted average market price. If a warrant holder exercises this option, there will be variability in the number of shares issued per SVB Warrant.

Additionally, the SVB Warrants contain provisions which require the Company to redeem the SVB Warrants, on a cashless basis, at the option of the holder, in the event of a major transaction, such as a change of control or sale of the Company’s assets (“Acquisition”) where the Company’s shareholders receive cash or shares or a combination thereof, and the five-day weighted average market price is greater than the exercise price.

The SVB Warrants are not traded in an active market. A liquidity discount of 20% has been applied to the per warrant fair value to account for the lack of marketability of the instruments. As at September 30, 2019, the SVB Warrants derivative liability had a fair value of $1,659 (2018 - $1,969). The Company has recorded the resulting change in fair value of $310 (2018 - $8,306) in the statement of loss and comprehensive loss.

Valuation

The Company uses the Black-Scholes option pricing model to estimate fair value. The following weighted average assumptions were used to estimate the fair value of the derivative warrant liabilities on September 30, 2018 and 2019:

	2019	2018

Risk-free interest rate	3.31%	3.06%
Expected life	3.31 years	4.29 years
Expected annualized volatility	74.7%	68.0%
Dividend	—	—

Sensitivity

The derivative warrants are a recurring Level 3 fair value measurement. The key level 3 inputs used by management to determine the fair value are the market price and expected volatility. If the market price were to increase by a factor of 10% this would increase the obligation by approximately $4,945 as at September 30, 2019. If the market price were to decrease by a factor of 10% this would decrease the obligation by approximately $4,316 as at September 30, 2019. If the volatility were to increase by 10%, this would increase the obligation by approximately $14,343 as at September 30, 2019. If the volatility were to decrease by 10%, this would decrease the obligation by approximately $9,569 as at September 30, 2019.

The following table is a continuity schedule of changes to the Company’s derivative liabilities:

Total

Balance, September 30, 2017	$170,743
Change in fair value	(151,095)

Balance, September 30, 2018	$19,648
Change in fair value	(1,469)

Balance, September 30, 2019	$18,179

Derivatives with expected life of less than one year	$—
Derivatives with expected life greater than one year	$18,179